Interest and similar income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest And Similar Income
Cash and balances with the Brazilian Central Bank	R$ 10,202,362	R$ 2,581,083	R$ 1,552,121
Loans and advances - Credit institutions	2,722,311	1,116,013	1,518,557
Loans and advances - Customers	73,596,047	55,775,027	44,103,997
Debt instruments	22,001,700	16,957,840	13,556,403
Pension Plans (note 21)	19,587	19,612	16,720
Other interest	6,683,111	1,537,733	2,027,142
Total	R$ 115,225,118	R$ 77,987,308	R$ 62,774,940